SUBMISSION
TYPE     13F-HR
DOCUMENT-COUNT     1
NOTIFY-INTERNET     linda.stoeltje@tmcdanco.com
SROS     NONE
FILER
CIK     0001104366
CCC     wx#gkfe3
/FILER
PERIOD     06/30/2002
DOCUMENT
TYPE     13F-HR
TEXT
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    August 8, 2002


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 50

Form 13F Information Table Value Total: $83762 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              604059105      262     2130 SH       SOLE                                       2130
Albertsons Inc.                COM              013104104      286     9380 SH       SOLE                                       9380
American International Group   COM              026874107     3165    46390 SH       SOLE                                      46390
Automatic Data Processing      COM              053015103     2249    51639 SH       SOLE                                      51639
BP PLC                         COM              055622104     2047    40537 SH       SOLE                                      40537
Bell South                     COM              079860102      216     6860 SH       SOLE                                       6860
Bristol Myers Squibb           COM              110122108     1012    39375 SH       SOLE                                      39375
Canon Inc. ADR                 COM              138006309     2143    56660 SH       SOLE                                      56660
ChevronTexaco                  COM              166751107      501     5658 SH       SOLE                                       5658
Cisco Systems                  COM              17275R102      346    24831 SH       SOLE                                      24831
Citigroup Inc                  COM              172967101     1527    39394 SH       SOLE                                      39394
Coca-Cola                      COM              191216100     3310    59100 SH       SOLE                                      59100
Compass Bancshares Inc.        COM              20449H109     3101    92300 SH       SOLE                                      92300
Donaldson Co.                  COM              257651109     2952    84248 SH       SOLE                                      84248
Dover Corp.                    COM              260003108     2305    65865 SH       SOLE                                      65865
Emerson Electric               COM              291011104     2180    40740 SH       SOLE                                      40740
Exxon Mobil                    COM              30231G102     2130    52060 SH       SOLE                                      52060
General Electric               COM              369604103      814    28010 SH       SOLE                                      28010
H J Heinz Co.                  COM              423074103     1680    40877 SH       SOLE                                      40877
Home Depot                     COM              437076102     1364    37127 SH       SOLE                                      37127
Illinois Tool Works            COM              452308109     3017    44168 SH       SOLE                                      44168
Intel Corp.                    COM              458140100      384    21016 SH       SOLE                                      21016
Johnson & Johnson              COM              478160104     3528    67511 SH       SOLE                                      67511
Luminex Corp                   COM              55027E102      438    58311 SH       SOLE                                      58311
Merck                          COM              589331107     3023    59692 SH       SOLE                                      59692
Microsoft Corp                 COM              594918104     2215    40495 SH       SOLE                                      40495
Molex Inc.                     COM              608554101     2294    68416 SH       SOLE                                      68416
National Instruments Corp.     COM              636518102      558    17125 SH       SOLE                                      17125
Nokia                          COM              654902204      347    23933 SH       SOLE                                      23933
Nordson Corp.                  COM              655663102     1832    74295 SH       SOLE                                      74295
Oracle Corp.                   COM              68389x105      309    32583 SH       SOLE                                      32583
Pepsico Inc.                   COM              713448108      456     9464 SH       SOLE                                       9464
Pfizer, Inc.                   COM              717081103      801    22882 SH       SOLE                                      22882
Philip Morris                  COM              718154107      286     6559 SH       SOLE                                       6559
Procter & Gamble               COM              742718109     3501    39207 SH       SOLE                                      39207
Reuters Group PLC              COM              76132m102      654    20293 SH       SOLE                                      20293
Royal Dutch                    COM              780257804     2665    48222 SH       SOLE                                      48222
SBC Communications             COM              78387G103     1943    63698 SH       SOLE                                      63698
San Juan Basin Royalty Trust   COM              798241105     3552   320876 SH       SOLE                                     320876
Schering-Plough                COM              806605101     1706    69365 SH       SOLE                                      69365
Schlumberger Ltd               COM              806857108     1645    35384 SH       SOLE                                      35384
Sigma-Aldrich                  COM              826552101     2550    50855 SH       SOLE                                      50855
Sysco Corp.                    COM              871829107     2776   101995 SH       SOLE                                     101995
Telefonica de Espana           COM              879382208      451    18159 SH       SOLE                                      18159
Unilever N.V.                  COM              904784709     2238    34531 SH       SOLE                                      34531
Verizon Communications         COM              92343v104      281     6996 SH       SOLE                                       6996
W.W. Grainger                  COM              384802104     2728    54455 SH       SOLE                                      54455
Wal-Mart Stores                COM              931142103     1942    35297 SH       SOLE                                      35297
Weyerhaeuser                   COM              962166104     1274    19955 SH       SOLE                                      19955
Wyeth                          COM              983024100      778    15200 SH       SOLE                                      15200
REPORT SUMMARY		       50 DATA RECORDS		     83762          0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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